Annual Fund Operating Expenses - PIMCO RAE Worldwide Long_Short PLUS Fund	Jul. 30, 2021
Institutional
Operating Expenses:
Management Fees	1.19%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.02%	[1]
Total Annual Fund Operating Expenses	1.21%
I-2
Operating Expenses:
Management Fees	1.29%
Distribution and/or Service (12b-1) Fees
Other Expenses	0.02%	[1]
Total Annual Fund Operating Expenses	1.31%
A
Operating Expenses:
Management Fees	1.34%
Distribution and/or Service (12b-1) Fees	0.25%
Other Expenses	0.02%	[1]
Total Annual Fund Operating Expenses	1.61%
C
Operating Expenses:
Management Fees	1.34%
Distribution and/or Service (12b-1) Fees	1.00%
Other Expenses	0.02%	[1]
Total Annual Fund Operating Expenses	2.36%

[1]	“Other Expenses” include interest expense of 0.02%. Interest expense is borne by the Fund separately from the management fees paid to Pacific Investment Management Company LLC (“PIMCO”). Excluding interest expense, Total Annual Fund Operating Expenses are 1.19%, 1.29%, 1.59% and 2.34% for Institutional Class, I-2, Class A and Class C shares, respectively.